Prepaid expenses and other current assets	12 Months Ended
Jun. 30, 2025
Disclosure of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets
3.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Receivables from third-parties (1)	-	33,394,000
Prepaid service fees (2)	254,426	9,242,982
Advance to suppliers	765,457	618,035
Deductible input value-added tax	134,807	330,399
Security deposits	317,649	296,956
Staff allowance	248,432	177,115
Others	63,109	16,360
Total	1,783,880	44,075,847

(1)	In 20 25, the Group entered into three separate agreements with third parties, with details and subsequent advance payment recovery as follows:
(a)
A software development agreement: The Group made an advance payment of RMB3,200,000 in accordance with the agreement. As of the date of this report,
d
ue to the Group’s business strategy adjustment, this agreement was
terminated, and the service provider agreed to fully refund the advance payment. As of the date of this report, the prepayment was fully collected.

(b)
A
market
development agreement: The Group
made
an advance
payment
of RMB12,285,000 pursuant to the agreement. As of the date of this report,
d
ue to the Group’s business strategy adjustment, this agreement was
terminated, and the service provider agreed to fully refund the advance payment. As of the date of this report, RMB11,500,000 of the advance payment was
recovered, and the remaining RMB785,000 is scheduled to be refunded by
December 31, 2025
.

(c)
An electric bus purchase agreement
:
The Group made an advance payment of RMB17,909,000 (US$2,500,000) in accordance with the agreement terms. Due to the adjustment of the Group’s business strategy, this agreement was terminated, and the supplier has agreed to fully refund the advance payment. The two parties reached a consensus on the repayment schedule: US$500,000 to be repaid by October 31, 2025; US$500,000 to be repaid by December 31, 2025; US$500,000 to be repaid by February 28, 2026; and US$1,000,000 to be repaid by April 30, 2026. As of the date of this report, US$500,000 (equivalent to RMB3,581,800) was recovered in the form of USD Coin (“USDC”) and the Group expected the remaining amount to be recovered in accordance with the agreed schedule.

(2)
In February 2025, the Group made a prepayment of RMB17,909,000 ($
2,500,000)
for strategic consulting services
provided by a third party
covered
by
a two-year term.
The strategic service agreement entered was non-cancellable.
For the year ended June 30, 2025, the Group recognized RMB
4,051,867
($
561,644
) of the prepayment as general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2025, the Group classified the current portion of the remaining prepayment, amounting to RMB8,954,500 ($1,250,000), under prepaid expenses and other current assets, and the non-current portion of RMB
4,931,108
($
688,355
) under other non-current assets.